Anchor National Life Insurance Company
1 SunAmerica Center
Los Angeles, CA  90067


                                          [LOGO]
                                          ANCHOR NATIONAL LIFE INSURANCE COMPANY
                                          A SunAmerica Company



VIA EDGAR
---------



January 4, 2002


Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:     Variable Annuity Account Two
        Anchor National Life Insurance Company
        File Nos.  33-81472 and 811-8626


Ladies and Gentlemen:

        Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information dated December 31, 2001 for Variable Annuity Account Two (the "Separate Account") contains no changes from the form of prospectus and statement of additional information for the Separate Account submitted in Post-Effective Amendment No. 11 under the Securities Act of 1933 and Amendment No. 12 under the Investment Company Act of 1940 to the Separate Account's registration statement on form N-4 filed with the Securities and Exchange Commission on December 21, 2001 via EDGAR.

        Should you have any further questions regarding this filing, please do not hesitate to contact me at (310) 772-6307.



Very truly yours,

/s/ LUCIA B. WILLIAMS

Lucia B. Williams
Product Paralegal